Schedule of income tax rates to profit or loss before income tax expense (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Notes and other explanatory information [abstract]
Loss before income tax	$ (322,944)	$ (590,254)
Tax calculated at tax rate of 17% (2023: 17%)	(54,900)	(100,343)
Effects of:
- Expenses not deductible for tax purposes	178,809	5,331
- Income not subject to tax	(43,011)	(21,754)
- Temporary difference	67,582	155,766
Tax expense attributable to loss	$ 148,480	$ 39,000